Concentrations, Risks and Uncertainties (Details) - Dec. 31, 2023	USD ($)	CNY (¥)	TWD ($)
Mainland China [Member]
Concentrations, Risks and Uncertainties [Line Items]
Insured amount	$ 71,821	¥ 500,000
Taiwan [Member]
Concentrations, Risks and Uncertainties [Line Items]
Insured amount	$ 108,147		$ 3,000,000